Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual)
Amortization of Intangible Assets	$ 26,774	$ 25,995	$ 53,548	$ 51,675	$ 104,598	$ 99,859
Estimated amortization expense for each of the next five years			$ 100,000		$ 100,000